UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Capital Development Fund

December 31, 2014

1.827902.109

ADESII-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
BorgWarner, Inc.	75,600	$ 4,154,220
Diversified Consumer Services - 0.5%
H&R Block, Inc.	398,200	13,411,376
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	49,000	2,872,870
Las Vegas Sands Corp.	123,400	7,176,944
Yum! Brands, Inc.	325,524	23,714,423
		33,764,237
Household Durables - 0.1%
Taylor Morrison Home Corp. (a)	169,900	3,209,411
Internet & Catalog Retail - 0.0%
ASOS PLC (a)	12,900	517,929
Media - 4.1%
Comcast Corp. Class A	991,500	57,516,915
Liberty Global PLC Class A (a)	108,700	5,457,284
Sinclair Broadcast Group, Inc. Class A (d)	248,500	6,798,960
Starz Series A (a)	217,800	6,468,660
Time Warner, Inc.	438,610	37,466,066
Viacom, Inc. Class B (non-vtg.)	152,800	11,498,200
		125,206,085
Multiline Retail - 2.5%
Dollar General Corp. (a)	60,300	4,263,210
Target Corp.	942,050	71,511,016
		75,774,226
Specialty Retail - 1.6%
Lowe's Companies, Inc.	594,600	40,908,480
Sally Beauty Holdings, Inc. (a)	239,800	7,371,452
		48,279,932
TOTAL CONSUMER DISCRETIONARY		304,317,416
CONSUMER STAPLES - 9.9%
Beverages - 2.7%
Diageo PLC	499,655	14,313,650
Monster Beverage Corp. (a)	42,200	4,572,370
PepsiCo, Inc.	114,900	10,864,944
SABMiller PLC	201,200	10,539,771
The Coca-Cola Co.	974,600	41,147,612
		81,438,347
Food & Staples Retailing - 1.3%
CVS Health Corp.	186,500	17,961,815
Walgreens Boots Alliance, Inc.	211,200	16,093,440
Whole Foods Market, Inc.	100,800	5,082,336
		39,137,591
Food Products - 0.3%
Kellogg Co.	142,200	9,305,568
Household Products - 1.8%
Procter & Gamble Co.	620,200	56,494,018

	Shares	Value
Tobacco - 3.8%
British American Tobacco PLC sponsored ADR	302,164	$ 32,579,322
Lorillard, Inc.	601,124	37,834,745
Philip Morris International, Inc.	324,644	26,442,254
Reynolds American, Inc.	303,800	19,525,226
		116,381,547
TOTAL CONSUMER STAPLES		302,757,071
ENERGY - 9.2%
Energy Equipment & Services - 1.6%
Cameron International Corp. (a)	63,900	3,191,805
Ensco PLC Class A	302,600	9,062,870
Halliburton Co.	92,200	3,626,226
National Oilwell Varco, Inc.	119,800	7,850,494
Oceaneering International, Inc.	158,500	9,321,385
Schlumberger Ltd.	129,300	11,043,513
U.S. Silica Holdings, Inc. (d)	147,300	3,784,137
		47,880,430
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(d)	1,908,302	3,931,102
Anadarko Petroleum Corp.	58,100	4,793,250
Apache Corp.	361,900	22,680,273
BG Group PLC	1,942,398	25,992,589
Cabot Oil & Gas Corp.	169,100	5,007,051
Chevron Corp.	481,927	54,062,571
Cobalt International Energy, Inc. (a)	467,900	4,159,631
Exxon Mobil Corp.	42,200	3,901,390
Imperial Oil Ltd.	437,900	18,864,602
Kinder Morgan Holding Co. LLC	171,800	7,268,858
Markwest Energy Partners LP	125,800	8,452,502
Peabody Energy Corp.	388,900	3,010,086
Suncor Energy, Inc.	1,604,000	50,944,741
The Williams Companies, Inc.	425,358	19,115,589
		232,184,235
TOTAL ENERGY		280,064,665
FINANCIALS - 19.9%
Banks - 12.4%
Bank of America Corp.	4,058,600	72,608,354
Citigroup, Inc.	1,314,004	71,100,756
Comerica, Inc.	56,400	2,641,776
JPMorgan Chase & Co.	1,986,310	124,303,279
PNC Financial Services Group, Inc.	121,126	11,050,325
Standard Chartered PLC (United Kingdom)	1,282,311	19,246,613
SunTrust Banks, Inc.	655,900	27,482,210
U.S. Bancorp	428,142	19,244,983
Wells Fargo & Co.	537,350	29,457,527
		377,135,823
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 4.6%
BlackRock, Inc. Class A	10,400	$ 3,718,624
Charles Schwab Corp.	706,355	21,324,857
E*TRADE Financial Corp. (a)	268,900	6,522,170
FXCM, Inc. Class A (d)	142,600	2,362,882
Goldman Sachs Group, Inc.	13,600	2,636,088
KKR & Co. LP	303,082	7,034,533
Morgan Stanley	773,400	30,007,920
Northern Trust Corp.	225,295	15,184,883
State Street Corp.	547,690	42,993,665
The Blackstone Group LP	289,100	9,780,253
		141,565,875
Diversified Financial Services - 0.2%
IntercontinentalExchange Group, Inc.	25,500	5,591,895
Insurance - 2.2%
American International Group, Inc.	352,100	19,721,121
Genworth Financial, Inc. Class A (a)	756,300	6,428,550
Lincoln National Corp.	176,200	10,161,454
MetLife, Inc.	498,500	26,963,865
Principal Financial Group, Inc.	67,100	3,485,174
		66,760,164
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	131,100	5,832,639
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	878,525	8,187,853
Radian Group, Inc.	69,100	1,155,352
		9,343,205
TOTAL FINANCIALS		606,229,601
HEALTH CARE - 11.5%
Biotechnology - 3.0%
Alnylam Pharmaceuticals, Inc. (a)	34,500	3,346,500
Amgen, Inc.	227,415	36,224,935
BioCryst Pharmaceuticals, Inc. (a)(d)	263,800	3,207,808
Biogen Idec, Inc. (a)	15,000	5,091,750
Clovis Oncology, Inc. (a)(d)	199,600	11,177,600
Discovery Laboratories, Inc. (a)(d)	153,912	178,538
Insmed, Inc. (a)	143,200	2,215,304
Intercept Pharmaceuticals, Inc. (a)	137,658	21,474,648
MEI Pharma, Inc. (a)	872,343	3,724,905
Synageva BioPharma Corp. (a)	20,625	1,913,794
XOMA Corp. (a)	351,648	1,262,416
		89,818,198
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	202,300	9,107,546
Alere, Inc. (a)	905,500	34,409,000
Boston Scientific Corp. (a)	2,141,651	28,376,876

	Shares	Value
St. Jude Medical, Inc.	89,600	$ 5,826,688
Zimmer Holdings, Inc.	61,500	6,975,330
		84,695,440
Health Care Providers & Services - 2.2%
Catamaran Corp. (a)	103,100	5,335,145
China Cord Blood Corp. (a)	280,200	1,266,504
Community Health Systems, Inc. (a)	104,100	5,613,072
Express Scripts Holding Co. (a)	313,600	26,552,512
McKesson Corp.	137,980	28,641,888
		67,409,121
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	11,700	136,890
Pharmaceuticals - 3.5%
Actavis PLC (a)	51,000	13,127,910
GlaxoSmithKline PLC sponsored ADR	755,900	32,307,166
Jazz Pharmaceuticals PLC (a)	56,000	9,168,880
Johnson & Johnson	123,860	12,952,040
Novartis AG sponsored ADR	72,391	6,707,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	453,250	26,066,408
TherapeuticsMD, Inc. (a)	346,600	1,542,370
Theravance, Inc.	233,500	3,304,025
XenoPort, Inc. (a)	308,708	2,707,369
		107,883,918
TOTAL HEALTH CARE		349,943,567
INDUSTRIALS - 11.9%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	43,167	4,313,247
KEYW Holding Corp. (a)	120,517	1,250,966
Rolls-Royce Group PLC	366,600	4,971,030
The Boeing Co.	197,400	25,658,052
United Technologies Corp.	99,400	11,431,000
		47,624,295
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	78,200	5,856,398
FedEx Corp.	121,600	21,117,056
Hub Group, Inc. Class A (a)	124,000	4,721,920
United Parcel Service, Inc. Class B	293,400	32,617,278
		64,312,652
Building Products - 0.1%
Lennox International, Inc.	29,800	2,833,086
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	475,200	17,216,496
Electrical Equipment - 0.5%
AMETEK, Inc.	89,300	4,699,859
Hubbell, Inc. Class B	58,818	6,283,527
OSRAM Licht AG	43,601	1,711,771
Vestas Wind Systems A/S (a)	63,600	2,340,648
		15,035,805
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.1%
Danaher Corp.	127,195	$ 10,901,883
General Electric Co.	3,292,500	83,201,475
		94,103,358
Machinery - 1.1%
Cummins, Inc.	19,200	2,768,064
Deere & Co.	129,500	11,456,865
Ingersoll-Rand PLC	90,100	5,711,439
Joy Global, Inc.	69,500	3,233,140
Manitowoc Co., Inc.	80,600	1,781,260
Valmont Industries, Inc.	35,400	4,495,800
WABCO Holdings, Inc. (a)	33,600	3,520,608
		32,967,176
Professional Services - 0.7%
Acacia Research Corp.	429,068	7,268,412
Bureau Veritas SA	207,709	4,602,004
Exova Group Ltd. PLC (a)	314,000	783,041
Verisk Analytics, Inc. (a)	159,300	10,203,165
		22,856,622
Road & Rail - 2.0%
CSX Corp.	915,700	33,175,811
J.B. Hunt Transport Services, Inc.	141,700	11,938,225
Kansas City Southern	45,100	5,503,553
Norfolk Southern Corp.	97,800	10,719,858
		61,337,447
Trading Companies & Distributors - 0.1%
HD Supply Holdings, Inc. (a)	86,200	2,542,038
TOTAL INDUSTRIALS		360,828,975
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,727,700	48,055,976
QUALCOMM, Inc.	446,000	33,151,180
		81,207,156
Internet Software & Services - 3.8%
Cornerstone OnDemand, Inc. (a)	157,400	5,540,480
Google, Inc.:
Class A (a)	82,500	43,779,450
Class C (a)	66,000	34,742,400
Twitter, Inc. (a)	117,200	4,203,964
Yahoo!, Inc. (a)	540,959	27,323,839
		115,590,133
IT Services - 4.9%
Cognizant Technology Solutions Corp. Class A (a)	381,800	20,105,588
Fidelity National Information Services, Inc.	93,200	5,797,040
IBM Corp.	111,500	17,889,060
MasterCard, Inc. Class A	344,100	29,647,656

	Shares	Value
Paychex, Inc.	458,100	$ 21,150,477
The Western Union Co.	173,400	3,105,594
Unisys Corp. (a)	477,099	14,064,879
Visa, Inc. Class A	136,300	35,737,860
		147,498,154
Semiconductors & Semiconductor Equipment - 2.0%
Applied Materials, Inc.	947,600	23,614,192
Broadcom Corp. Class A	816,936	35,397,837
Xilinx, Inc.	65,000	2,813,850
		61,825,879
Software - 4.2%
Adobe Systems, Inc. (a)	151,300	10,999,510
Autodesk, Inc. (a)	152,700	9,171,162
Intuit, Inc.	11,600	1,069,404
Microsoft Corp.	1,659,900	77,102,355
Oracle Corp.	356,850	16,047,545
Parametric Technology Corp. (a)	151,897	5,567,025
salesforce.com, Inc. (a)	145,900	8,653,329
		128,610,330
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	956,700	105,600,546
First Data Holdings, Inc. Class B (e)	2,081,477	5,724,062
Samsung Electronics Co. Ltd.	1,767	2,135,030
		113,459,638
TOTAL INFORMATION TECHNOLOGY		648,191,290
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	129,090	14,868,586
Balchem Corp.	29,200	1,945,888
E.I. du Pont de Nemours & Co.	101,547	7,508,385
FMC Corp.	154,000	8,782,620
Intrepid Potash, Inc. (a)(d)	158,340	2,197,759
LyondellBasell Industries NV Class A	4,100	325,499
Monsanto Co.	235,000	28,075,450
Potash Corp. of Saskatchewan, Inc.	134,200	4,744,013
Syngenta AG (Switzerland)	21,536	6,927,219
		75,375,419
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	51,000	3,109,980
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	623,500	14,564,960
TOTAL MATERIALS		93,050,359
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,049,906	49,114,603
Common Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	137,000	$ 4,157,950
TOTAL COMMON STOCKS (Cost $2,572,325,808)		2,998,655,497
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e) (Cost $474,963)	28,061	226,452
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.13% (b)	44,066,494	44,066,494
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	27,642,234	27,642,234
TOTAL MONEY MARKET FUNDS (Cost $71,708,728)		71,708,728
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,644,509,499)	3,070,590,677
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(26,493,371)
NET ASSETS - 100%	$ 3,044,097,306
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,950,514 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,325,908
NJOY, Inc. Series D	2/14/14	$ 474,963
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,433
Fidelity Securities Lending Cash Central Fund	261,591
Total	$ 266,024
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,543,868	$ 304,317,416	$ -	$ 226,452
Consumer Staples	302,757,071	288,443,421	14,313,650	-
Energy	280,064,665	254,072,076	25,992,589	-
Financials	606,229,601	606,229,601	-	-
Health Care	349,943,567	349,943,567	-	-
Industrials	360,828,975	359,117,204	1,711,771	-
Information Technology	648,191,290	640,332,198	2,135,030	5,724,062
Materials	93,050,359	86,123,140	6,927,219	-
Telecommunication Services	49,114,603	49,114,603	-	-
Utilities	4,157,950	4,157,950	-	-
Money Market Funds	71,708,728	71,708,728	-	-
Total Investments in Securities:	$ 3,070,590,677	$ 3,013,559,904	$ 51,080,259	$ 5,950,514
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $2,650,103,717. Net unrealized appreciation aggregated $420,486,960. of which $527,989,381 related to appreciated investment securities and $107,502,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Diversified Stock Fund

December 31, 2014

1.827901.109

ADESI-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
BorgWarner, Inc.	50,000	$ 2,747,500
Gentex Corp.	150,000	5,419,500
		8,167,000
Automobiles - 0.3%
Toyota Motor Corp. sponsored ADR	50,000	6,274,000
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc. (a)	125,000	3,095,000
Darden Restaurants, Inc.	225,000	13,191,750
Las Vegas Sands Corp.	75,000	4,362,000
McDonald's Corp.	100,000	9,370,000
Texas Roadhouse, Inc. Class A	175,000	5,908,000
Yum! Brands, Inc.	250,000	18,212,500
		54,139,250
Household Durables - 1.1%
Jarden Corp. (a)	112,500	5,386,500
KB Home	375,000	6,206,250
Taylor Morrison Home Corp. (a)	325,000	6,139,250
Tupperware Brands Corp.	100,000	6,300,000
		24,032,000
Internet & Catalog Retail - 0.1%
zulily, Inc. Class A (a)(d)	100,000	2,340,000
Leisure Products - 1.2%
Brunswick Corp.	300,000	15,378,000
New Academy Holding Co. LLC unit (a)(e)(f)	60,000	10,234,800
		25,612,800
Media - 2.8%
CBS Corp. Class B	75,000	4,150,500
Comcast Corp. Class A (special) (non-vtg.)	800,000	46,052,000
Sinclair Broadcast Group, Inc. Class A (d)	300,000	8,208,000
Starz Series A (a)	100,000	2,970,000
		61,380,500
Multiline Retail - 1.8%
Dollar General Corp. (a)	250,000	17,675,000
Target Corp.	300,000	22,773,000
		40,448,000
Specialty Retail - 1.4%
Cabela's, Inc. Class A (a)	25,000	1,317,750
Fast Retailing Co. Ltd.	17,500	6,368,165
Lumber Liquidators Holdings, Inc. (a)	50,000	3,315,500
Sally Beauty Holdings, Inc. (a)	175,000	5,379,500
TJX Companies, Inc.	225,000	15,430,500
		31,811,415
Textiles, Apparel & Luxury Goods - 0.9%
Arezzo Industria e Comercio SA	500,000	5,071,101
Brunello Cucinelli SpA (d)	201,500	4,518,079

	Shares	Value
Japan Tobacco, Inc.	300,000	$ 8,256,836
Michael Kors Holdings Ltd. (a)	30,000	2,253,000
		20,099,016
TOTAL CONSUMER DISCRETIONARY		274,303,981
CONSUMER STAPLES - 7.9%
Beverages - 1.5%
Molson Coors Brewing Co. Class B	100,000	7,452,000
PepsiCo, Inc.	100,000	9,456,000
The Coca-Cola Co.	383,300	16,182,926
		33,090,926
Food & Staples Retailing - 1.9%
CVS Health Corp.	300,000	28,893,000
Whole Foods Market, Inc.	260,000	13,109,200
		42,002,200
Food Products - 0.7%
Amira Nature Foods Ltd. (a)(d)	267,000	3,831,450
Kellogg Co.	175,000	11,452,000
		15,283,450
Household Products - 2.2%
Procter & Gamble Co.	525,000	47,822,250
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	100,000	10,782,000
Lorillard, Inc.	200,000	12,588,000
Philip Morris International, Inc.	150,000	12,217,500
		35,587,500
TOTAL CONSUMER STAPLES		173,786,326
ENERGY - 8.7%
Energy Equipment & Services - 1.9%
Ensco PLC Class A	400,000	11,980,000
National Oilwell Varco, Inc.	225,000	14,744,250
Oceaneering International, Inc.	50,000	2,940,500
Schlumberger Ltd.	100,000	8,541,000
U.S. Silica Holdings, Inc. (d)	150,000	3,853,500
		42,059,250
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	45,000	3,712,500
Apache Corp.	150,000	9,400,500
Cabot Oil & Gas Corp.	175,000	5,181,750
Cameco Corp. (d)	250,000	4,099,243
Chevron Corp.	375,000	42,067,500
Cloud Peak Energy, Inc. (a)	125,000	1,147,500
CONSOL Energy, Inc.	475,000	16,059,750
Foresight Energy LP	126,000	2,125,620
Peabody Energy Corp. (d)	525,000	4,063,500
QEP Resources, Inc.	125,000	2,527,500
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,250,000	$ 39,701,326
The Williams Companies, Inc.	437,500	19,661,250
		149,747,939
TOTAL ENERGY		191,807,189
FINANCIALS - 16.4%
Banks - 5.4%
Bank of America Corp.	1,500,000	26,835,000
FirstMerit Corp.	200,000	3,778,000
JPMorgan Chase & Co.	725,000	45,370,500
Standard Chartered PLC (United Kingdom)	475,000	7,129,426
SunTrust Banks, Inc.	275,000	11,522,500
Wells Fargo & Co.	425,000	23,298,500
		117,933,926
Capital Markets - 5.3%
Apollo Global Management LLC Class A	300,000	7,074,000
KKR & Co. LP	1,210,000	28,084,100
Morgan Stanley	662,500	25,705,000
State Street Corp.	275,000	21,587,500
The Blackstone Group LP	1,000,000	33,830,000
Uranium Participation Corp. (a)	225,000	997,375
		117,277,975
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(f)	50,000	10,711,000
Insurance - 3.7%
Allied World Assurance Co.	300,600	11,398,752
American International Group, Inc.	250,000	14,002,500
Brasil Insurance Participacoes e Administracao SA	1,000,000	1,279,061
MetLife, Inc.	400,000	21,636,000
The Chubb Corp.	200,000	20,694,000
The Travelers Companies, Inc.	125,000	13,231,250
		82,241,563
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc. (d)	2,000,190	33,443,177
TOTAL FINANCIALS		361,607,641
HEALTH CARE - 10.2%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	30,000	2,910,000
Amgen, Inc.	150,000	23,893,500
Biogen Idec, Inc. (a)	25,000	8,486,250
Clovis Oncology, Inc. (a)	75,000	4,200,000
Gilead Sciences, Inc. (a)	125,000	11,782,500
Infinity Pharmaceuticals, Inc. (a)	225,000	3,800,250

	Shares	Value
Intercept Pharmaceuticals, Inc. (a)	11,400	$ 1,778,400
MEI Pharma, Inc. (a)	450,000	1,921,500
		58,772,400
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	90,000	6,596,100
Boston Scientific Corp. (a)	650,000	8,612,500
Medtronic, Inc.	150,000	10,830,000
St. Jude Medical, Inc.	100,000	6,503,000
		32,541,600
Health Care Providers & Services - 2.8%
Catamaran Corp. (a)	250,000	12,936,822
China Cord Blood Corp. (a)	675,000	3,051,000
Community Health Systems, Inc. (a)	90,000	4,852,800
Express Scripts Holding Co. (a)	200,000	16,934,000
HCA Holdings, Inc. (a)	100,000	7,339,000
McKesson Corp.	40,000	8,303,200
Qualicorp SA (a)	500,000	5,229,102
Universal American Spin Corp. (a)	300,000	2,784,000
		61,429,924
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	250,000	3,192,500
MedAssets, Inc. (a)	474,974	9,385,486
		12,577,986
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	200,000	2,784,421
Dermira, Inc.	200,000	3,622,000
GlaxoSmithKline PLC sponsored ADR	400,000	17,096,000
Jazz Pharmaceuticals PLC (a)	51,200	8,382,976
Mylan, Inc. (a)	75,000	4,227,750
Pfizer, Inc.	550,000	17,132,500
The Medicines Company (a)	150,000	4,150,500
TherapeuticsMD, Inc. (a)	675,000	3,003,750
		60,399,897
TOTAL HEALTH CARE		225,721,807
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.4%
The Boeing Co.	125,000	16,247,500
United Technologies Corp.	125,000	14,375,000
		30,622,500
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	55,000	4,118,950
Expeditors International of Washington, Inc.	150,000	6,691,500
FedEx Corp.	70,000	12,156,200
PostNL NV (a)	1,500,000	5,626,733
United Parcel Service, Inc. Class B	225,000	25,013,250
		53,606,633
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines Group, Inc.	125,000	$ 6,703,750
Copa Holdings SA Class A	19,906	2,063,058
		8,766,808
Construction & Engineering - 0.6%
Balfour Beatty PLC	500,000	1,652,116
Jacobs Engineering Group, Inc. (a)	225,000	10,055,250
		11,707,366
Electrical Equipment - 0.7%
AMETEK, Inc.	100,000	5,263,000
Babcock & Wilcox Co.	66,353	2,010,496
Eaton Corp. PLC	125,000	8,495,000
		15,768,496
Industrial Conglomerates - 2.6%
Danaher Corp.	175,000	14,999,250
General Electric Co.	1,700,000	42,959,000
		57,958,250
Machinery - 1.1%
Cummins, Inc.	50,000	7,208,500
Deere & Co.	125,000	11,058,750
Valmont Industries, Inc.	40,000	5,080,000
		23,347,250
Professional Services - 1.0%
Acacia Research Corp.	640,100	10,843,294
Towers Watson & Co.	105,000	11,882,850
		22,726,144
Road & Rail - 1.2%
CSX Corp.	150,000	5,434,500
J.B. Hunt Transport Services, Inc.	75,000	6,318,750
Kansas City Southern	37,500	4,576,125
Union Pacific Corp.	87,500	10,423,875
		26,753,250
TOTAL INDUSTRIALS		251,256,697
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 3.3%
Cisco Systems, Inc.	1,525,000	42,417,875
Juniper Networks, Inc.	250,000	5,580,000
QUALCOMM, Inc.	337,500	25,086,375
		73,084,250
Electronic Equipment & Components - 0.9%
Hitachi Ltd.	1,100,000	8,118,842
TE Connectivity Ltd.	175,000	11,068,750
		19,187,592

	Shares	Value
Internet Software & Services - 5.0%
Cornerstone OnDemand, Inc. (a)	125,000	$ 4,400,000
eBay, Inc. (a)	150,000	8,418,000
Google, Inc. Class C (a)	130,000	68,431,999
Twitter, Inc. (a)	125,000	4,483,750
Yahoo!, Inc. (a)	500,000	25,255,000
		110,988,749
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	187,500	9,873,750
IBM Corp.	275,000	44,121,000
MasterCard, Inc. Class A	325,000	28,002,000
Paychex, Inc.	200,000	9,234,000
Visa, Inc. Class A	125,000	32,775,000
		124,005,750
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	550,000	13,706,000
Broadcom Corp. Class A	750,000	32,497,500
		46,203,500
Software - 3.5%
Microsoft Corp.	750,000	34,837,500
Oracle Corp.	800,000	35,976,000
ServiceNow, Inc. (a)	100,000	6,785,000
		77,598,500
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	425,000	46,911,500
First Data Holdings, Inc. Class B (f)	2,164,642	5,952,766
		52,864,266
TOTAL INFORMATION TECHNOLOGY		503,932,607
MATERIALS - 2.7%
Chemicals - 1.5%
Airgas, Inc.	25,000	2,879,500
FMC Corp.	100,000	5,703,000
Monsanto Co.	100,000	11,947,000
Potash Corp. of Saskatchewan, Inc.	200,000	7,070,064
Tronox Ltd. Class A	239,300	5,714,484
		33,314,048
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	800	46,520
Packaging Corp. of America	75,000	5,853,750
		5,900,270
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	450,000	10,512,000
Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd.	150,000	8,581,942
TOTAL MATERIALS		58,308,260
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	1,100,000	$ 51,458,000
UTILITIES - 1.7%
Electric Utilities - 1.5%
Exelon Corp.	425,000	15,759,000
Southern Co.	350,000	17,188,500
		32,947,500
Independent Power Producers & Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	109,414	3,320,715
TOTAL UTILITIES		36,268,215
TOTAL COMMON STOCKS (Cost $1,784,158,889)		2,128,450,723
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(f)	65,160	525,841
Series D (f)	20,764	167,565
(Cost $878,142)		693,406
Convertible Bonds - 0.3%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 2,000,000	1,690,080
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
GT Advanced Technologies, Inc. 3% 10/1/17	10,000,000	4,962,500
TOTAL CONVERTIBLE BONDS (Cost $4,422,774)		6,652,580
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	78,465,596	$ 78,465,596
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	19,993,513	19,993,513
TOTAL MONEY MARKET FUNDS (Cost $98,459,109)		98,459,109
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $1,887,918,914)	2,234,255,818
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(27,636,968)
NET ASSETS - 100%	$ 2,206,618,850
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,591,972 or 1.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 8,658,568
KKR Renaissance Co-Invest LP unit	7/25/13	$ 5,275,000
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
NJOY, Inc. Series C	6/7/13	$ 526,688
NJOY, Inc. Series D	2/14/14	$ 351,454
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,349
Fidelity Securities Lending Cash Central Fund	116,498
Total	$ 141,847
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 274,997,387	$ 249,444,180	$ 14,625,001	$ 10,928,206
Consumer Staples	173,786,326	173,786,326	-	-
Energy	191,807,189	191,807,189	-	-
Financials	361,607,641	350,896,641	-	10,711,000
Health Care	225,721,807	222,937,386	2,784,421	-
Industrials	251,256,697	251,256,697	-	-
Information Technology	503,932,607	489,860,999	8,118,842	5,952,766
Materials	58,308,260	58,308,260	-	-
Telecommunication Services	51,458,000	51,458,000	-	-
Utilities	36,268,215	36,268,215	-	-
Corporate Bonds	6,652,580	-	6,652,580	-
Money Market Funds	98,459,109	98,459,109	-	-
Total Investments in Securities:	$ 2,234,255,818	$ 2,174,483,002	$ 32,180,844	$ 27,591,972

The following is a summary of transfers between Level 1 and Level 2 for the period ended December 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 28,108,160
Level 2 to Level 1	$ 0
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,066,374
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	3,525,598
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 27,591,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2014	$ 3,525,598

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $1,892,003,187. Net unrealized appreciation aggregated $342,252,631, of which $430,456,971 related to appreciated investment securities and $88,204,340 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 12/31/14	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 27,591,972	Discounted cash flow	Discount rate	10.0% - 15.0%/12.5%	Decrease
			FCF multiple	14.6	Increase
			Discount rate	15%	Decrease
		Market comparable	EV/EBITDA multiple	8.6 - 11.9/10.3	Increase
			EV/Sales multiple	6	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015